Note 4 - Loans - Impaired Loan Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unpaid contractual principal balance with no related allowance	$ 20,806,832	$ 29,820,855	$ 38,059,962
Impaired balance with no related allowance	20,274,380	23,508,793	29,490,794
Average recorded investment with no related allowance	21,505,109	25,289,234	29,505,144
Interest income recognized with no related allowance	711,560	752,278	802,520
Interest income collected with no related allowance	835,456	765,424	859,046
Related allowance	3,434,772	2,073,418	1,051,114
Average recorded investment with an allowance	9,870,840	8,344,476	10,722,024
Interest income collected with an allowance	290,735	248,297	149,525
Unpaid contractual principal balance with an allowance	10,485,323	10,639,996	8,908,093
Impaired balance with an allowance	10,387,115	10,618,411	8,829,393
Interest income recognized with an allowance	289,073	253,603	157,959
Unpaid contractual principal balance	31,292,155	40,460,851	46,968,055
Impaired balance	30,661,495	34,127,204	38,320,187
Average recorded investment	31,375,949	33,633,710	40,227,168
Interest income recognized	1,000,633	1,005,881	960,479
Interest income collected	1,126,191	1,013,721	1,008,571
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Unpaid contractual principal balance with no related allowance	634,955	454,423	310,447
Impaired balance with no related allowance	634,955	454,013	308,817
Average recorded investment with no related allowance	539,099	534,814	679,267
Interest income recognized with no related allowance	24,563	17,259	9,248
Interest income collected with no related allowance	27,142	21,253	17,973
Related allowance		94,538	96,580
Average recorded investment with an allowance	30,270	99,749	419,464
Interest income collected with an allowance		2,438
Unpaid contractual principal balance with an allowance		122,928	96,580
Impaired balance with an allowance		122,928	96,580
Interest income recognized with an allowance		2,275	(299)
Unpaid contractual principal balance	634,955	577,351	407,027
Impaired balance	634,955	576,941	405,397
Average recorded investment	569,369	634,563	1,098,731
Interest income recognized	24,563	19,534	8,949
Interest income collected	27,142	23,691	17,973
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Unpaid contractual principal balance with no related allowance	229,182	195,654	50,163
Impaired balance with no related allowance	208,522	178,021	44,605
Average recorded investment with no related allowance	210,372	163,078	50,959
Interest income recognized with no related allowance	8,794	(9,957)	(6,029)
Interest income collected with no related allowance	12,412	10,334	3,000
Related allowance	0	0	0
Average recorded investment with an allowance	0	0	0
Interest income collected with an allowance	0	0	0
Unpaid contractual principal balance with an allowance	0	0	0
Impaired balance with an allowance	0	0	0
Interest income recognized with an allowance	0	0	0
Unpaid contractual principal balance	229,182	195,654	50,163
Impaired balance	208,522	178,021	44,605
Average recorded investment	210,372	163,078	50,959
Interest income recognized	8,794	(9,957)	(6,029)
Interest income collected	12,412	10,334	3,000
Real Estate Portfolio Segment [Member] | Commercial [Member]
Unpaid contractual principal balance with no related allowance	14,357,601	15,569,340	17,129,876
Impaired balance with no related allowance	14,276,688	15,122,486	16,227,379
Average recorded investment with no related allowance	14,274,719	15,430,252	18,350,015
Interest income recognized with no related allowance	567,349	529,376	462,355
Interest income collected with no related allowance	560,354	530,699	474,936
Related allowance	3,021,943	1,607,962	456,941
Average recorded investment with an allowance	8,339,666	6,673,087	6,415,086
Interest income collected with an allowance	235,749	208,657	50,468
Unpaid contractual principal balance with an allowance	8,557,582	8,969,329	6,135,238
Impaired balance with an allowance	8,467,135	8,955,503	6,135,238
Interest income recognized with an allowance	238,684	213,693	60,629
Unpaid contractual principal balance	22,915,183	24,538,669	23,265,114
Impaired balance	22,743,823	24,077,989	22,362,617
Average recorded investment	22,614,385	22,103,339	24,765,101
Interest income recognized	806,033	743,069	522,984
Interest income collected	796,103	739,356	525,404
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Unpaid contractual principal balance with no related allowance	190,494	6,887,522	9,573,141
Impaired balance with no related allowance	190,494	1,896,938	3,463,502
Average recorded investment with no related allowance	697,893	2,867,061	3,376,033
Interest income recognized with no related allowance	6,630	25,788	13,111
Interest income collected with no related allowance	7,127	27,007	12,833
Related allowance	21,135	25,344	53,947
Average recorded investment with an allowance	74,098	92,200	1,528,817
Interest income collected with an allowance	1,416	375	375
Unpaid contractual principal balance with an allowance	72,296	76,644	207,308
Impaired balance with an allowance	72,296	76,644	136,369
Interest income recognized with an allowance	1,532	375	375
Unpaid contractual principal balance	262,790	6,964,166	9,780,449
Impaired balance	262,790	1,973,582	3,599,871
Average recorded investment	771,991	2,959,261	4,904,850
Interest income recognized	8,162	26,163	13,486
Interest income collected	8,543	27,382	13,208
Real Estate Portfolio Segment [Member] | Residential [Member]
Unpaid contractual principal balance with no related allowance	4,261,558	5,429,121	9,136,987
Impaired balance with no related allowance	3,952,139	4,575,547	7,600,073
Average recorded investment with no related allowance	4,553,322	4,715,162	5,690,573
Interest income recognized with no related allowance	73,099	175,484	312,024
Interest income collected with no related allowance	190,373	159,148	306,859
Related allowance	362,521	308,188	414,684
Average recorded investment with an allowance	1,042,750	1,088,380	1,829,102
Interest income collected with an allowance	32,260	15,873	86,472
Unpaid contractual principal balance with an allowance	1,475,594	1,083,127	2,072,919
Impaired balance with an allowance	1,467,833	1,075,367	2,065,158
Interest income recognized with an allowance	27,759	16,380	84,177
Unpaid contractual principal balance	5,737,152	6,512,248	11,209,906
Impaired balance	5,419,972	5,650,914	9,665,231
Average recorded investment	5,596,072	5,803,542	7,519,675
Interest income recognized	100,858	191,864	396,201
Interest income collected	222,633	175,021	393,331
Real Estate Portfolio Segment [Member] | Farmland [Member]
Unpaid contractual principal balance with no related allowance	920,666	1,104,887	1,450,759
Impaired balance with no related allowance	799,556	1,103,353	1,449,226
Average recorded investment with no related allowance	1,016,395	1,339,863	949,003
Interest income recognized with no related allowance	21,526	583	(8,518)
Interest income collected with no related allowance	26,012	2,076	17,273
Related allowance	29,173	37,386	28,962
Average recorded investment with an allowance	384,056	391,060	529,555
Interest income collected with an allowance	21,310	20,954	12,210
Unpaid contractual principal balance with an allowance	379,851	387,968	396,048
Impaired balance with an allowance	379,851	387,969	396,048
Interest income recognized with an allowance	21,098	20,880	13,077
Unpaid contractual principal balance	1,300,517	1,492,855	1,846,807
Impaired balance	1,179,407	1,491,322	1,845,274
Average recorded investment	1,400,451	1,730,923	1,478,558
Interest income recognized	42,624	21,463	4,559
Interest income collected	47,322	23,030	29,483
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Unpaid contractual principal balance with no related allowance	212,376	179,908	201,695
Impaired balance with no related allowance	212,026	178,435	201,695
Average recorded investment with no related allowance	213,309	190,566	211,775
Interest income recognized with no related allowance	9,599	13,745	14,455
Interest income collected with no related allowance	12,036	14,907	15,495
Related allowance	0	0	0
Average recorded investment with an allowance	0	0	0
Interest income collected with an allowance	0	0	0
Unpaid contractual principal balance with an allowance	0	0	0
Impaired balance with an allowance	0	0	0
Interest income recognized with an allowance	0	0	0
Unpaid contractual principal balance	212,376	179,908	201,695
Impaired balance	212,026	178,435	201,695
Average recorded investment	213,309	190,566	211,775
Interest income recognized	9,599	13,745	14,455
Interest income collected	$ 12,036	14,907	15,495
Consumer and Other Portfolio Segment [Member] | Other [Member]
Unpaid contractual principal balance with no related allowance		0	206,894
Impaired balance with no related allowance		0	195,497
Average recorded investment with no related allowance		48,438	197,519
Interest income recognized with no related allowance		0	5,874
Interest income collected with no related allowance		0	10,677
Related allowance		0	0
Average recorded investment with an allowance		0	0
Interest income collected with an allowance		0	0
Unpaid contractual principal balance with an allowance		0	0
Impaired balance with an allowance		0	0
Interest income recognized with an allowance		0	0
Unpaid contractual principal balance		0	206,894
Impaired balance		0	195,497
Average recorded investment		48,438	197,519
Interest income recognized		0	5,874
Interest income collected		$ 0	$ 10,677